10. INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities
	September 30,
	2013	2012

Deferred tax assets:
Allowance for loan losses	$ 2,386	$ 2,557
Accruals and stock based compensation	1,137	1,288
Impairments on securities	7	12

Total deferred tax assets	3,530	3,857

Deferred tax liabilities:
Deferred loan fees and costs – net	246	261
Tax over book depreciation	1,400	1,392
Net unrealized gain on investment securities	308	485
Dividends on FHLB stock	38	101
Other	324	351

Total deferred tax liabilities	2,316	2,590

Net deferred tax asset	$ 1,214	$ 1,267

Components of income tax expense
The components of income tax expense are as follows:
	Year Ended September 30,
	2013	2012	2011

Current	$4,167	$3,923	$3,086
Deferred	230	(268)	388
	$4,397	$3,655	$3,474

Effective tax rate reconciliation
	Year Ended September 30,
	2013	2012		2011

Taxes computed at statutory rates	$4,595	$3,720	$3,639
Decrease in taxes due to net nontaxable income	(312)	(330)	(205)
Increase in taxes due to nondeductible expenses	114	166	40
Tax credits	—	—	—
Other	—	99	—

	$4,397	$3,655	$3,474

Effective tax rate	33.5%	33.4%	32.5%